Annual Total Returns - FidelityDisciplinedEquityFund-KPRO - FidelityDisciplinedEquityFund-KPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund - Class K	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	12.19%
Annual Return 2015	0.25%
Annual Return 2016	6.32%
Annual Return 2017	21.66%
Annual Return 2018	(9.96%)
Annual Return 2019	32.06%
Annual Return 2020	29.93%
Annual Return 2021	27.74%
Annual Return 2022	(27.97%)
Annual Return 2023	34.14%